FAIR VALUE MEASUREMENTS - Debt conversion share adjustment obligations, assumptions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Change in fair value of forward purchase agreement	$ (18,975)	$ 510,661	$ 39,313	$ 544,209	$ 365,158	$ 187,428
Derivative liabilities
FAIR VALUE MEASUREMENTS
Change in fair value of forward purchase agreement	$ 19,000	$ (510,000)	$ 39,000	$ 544,000	$ 366,000	$ 187,000
Stock price | Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Measurement Input						38.72
Stock price | Debt conversion share adjustment obligations derivative liability | Reset date
FAIR VALUE MEASUREMENTS
Measurement Input						35.84
Remaining term | Debt conversion share adjustment obligations derivative liability | Second reset date
FAIR VALUE MEASUREMENTS
Measurement Input						1.04
Risk-free rate | Debt conversion share adjustment obligations derivative liability | Reset date
FAIR VALUE MEASUREMENTS
Measurement Input						4.4
Drift term | Debt conversion share adjustment obligations derivative liability | Reset date
FAIR VALUE MEASUREMENTS
Measurement Input						4.3
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability | First reset date
FAIR VALUE MEASUREMENTS
Measurement Input						30.72
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability | Second reset date
FAIR VALUE MEASUREMENTS
Measurement Input						25.92
Minimum | Volatility | Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Measurement Input						92
Maximum | Volatility | Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Measurement Input						93